N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Innovations (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations (Series II) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Innovations (Series II) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Multisector Bond
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(12.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Innovations
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Innovations | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Innovations | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Solutions Cornerstone (Series II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone (Series II) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Cornerstone (Series II) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Solutions Standard (Series A)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Standard (Series A) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Hartford 403(b) Cornerstone Innovations
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Hartford 403(b) Cornerstone Innovations | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Hartford 403(b) Cornerstone Innovations | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.39%
Premier Solutions Standard (Series A-II)
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Standard (Series A-II) | AllspringAssetAllocationFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Allspring Asset Allocation Fund - Class A*
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Premier Solutions Standard (Series A-II) | LoomisSaylesBondFundAdminClassMember
Prospectus:
Portfolio Company Name [Text Block]	Loomis Sayles Bond Fund - Class ADM*
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	1.39%